DERIVATIVE LIABILITIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2020
Derivative Liabilities [Line Items]
Expected volatility, warrants outstanding	106.00%
Expected term, warrants outstanding	2 years
Expected discount rate, warrants outstanding	0.36%
Expected dividend yield, warrants outstanding	0.00%